Income Taxes (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of net deferred tax assets (liabilities)
Deferred tax assets	$ 28,877,000	$ 37,894,000
Deferred tax liabilities	(110,965,000)	(112,714,000)
Successor [Member]
Summary of net deferred tax assets (liabilities)
Deferred tax assets	28,877,000	37,894,000
Deferred tax liabilities	(110,965,000)	(112,714,000)
Net deferred tax (liabilities)	$ (82,100,000)	$ (74,800,000)